Reconciliation of Total Segments to Reported on the Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	[1]	$ (8,016)	$ (20,369)	$ (3,465)
Investment Income - Realized Performance Allocations		2,223,841	5,381,640	5,653,452
Realized Performance Revenues		858,527	1,449,497	2,025,244
Compensation and Benefits Compensation		2,785,447	2,569,780	2,161,973
Incentive Fee Compensation		281,067	207,998	98,112
Realized Performance Allocations Compensation		900,859	2,225,264	2,311,993
Realized Performance Revenues		2,919,012	5,906,767	5,907,443
Segment Adjustment	[2]	617	4,068	913
Total Compensation and Benefits		3,967,373	5,003,042	4,572,078
General, Administrative and Other		1,117,305	1,092,671	917,847
General, Administrative and Other	[3]	(32,972)	(103,648)	(124,170)
Investment Income - Realized Performance Allocations		2,223,841	5,381,640	5,653,452
Realized Performance Revenues		2,919,012	5,906,767	5,907,443
Realized Performance Compensation		(1,181,926)	(2,433,262)	(2,410,105)
Investment Income Realized		303,823	850,327	1,003,822
Investment Income Realized	[4]	(192,891)	(454,071)	(416,056)
Investment Income Realized		110,932	396,256	587,766
Segment Adjustment	[5]	(23,772)	(76,080)	(106,961)
Less: Fee Related Performance Compensation	[6]	(273,010)	(609,245)	(844,261)
Total Segment		1,181,926	2,433,262	2,410,105
Management and Advisory Fees, Net
Segment Reporting Information [Line Items]
Revenues		6,671,260	6,303,315	5,170,707
Incentive Fees
Segment Reporting Information [Line Items]
Revenues		695,171	525,127	253,991
Operating Segments
Segment Reporting Information [Line Items]
Revenues		6,663,244	6,282,946	5,167,242
Realized Performance Revenues		858,527	1,449,497	2,025,244
Realized Performance Revenues		2,061,102	4,461,338	3,883,112
Realized Performance Revenues		(858,527)	(1,449,497)	(2,025,244)
General, Administrative and Other		1,084,333	989,023	793,677
Realized Performance Revenues		2,061,102	4,461,338	3,883,112
Less: Realized Performance Revenues		(2,061,102)	(4,461,338)	(3,883,112)
Realized Performance Compensation		(896,017)	(1,814,097)	(1,557,570)
Investment Income Realized		110,932	396,256	587,766
Less: Equity-Based Compensation - Fee Related Compensation		(946,575)	(772,170)	(551,263)
Less: Equity-Based Compensation - Performance Compensation		(12,899)	(9,920)	(8,274)
Total Compensation and Benefits		2,088,110	2,330,775	2,348,010
Less: Equity-Based Compensation - Performance Compensation		(12,899)	(9,920)	(8,274)
Total Segment		896,017	1,814,097	1,557,570
Operating Segments | Management and Advisory Fees, Net
Segment Reporting Information [Line Items]
Revenues		$ 6,663,244	$ 6,282,946	$ 5,167,242

[1]	Represents (1) the add back of net management fees earned from consolidated Blackstone Funds which have been eliminated in consolidation, and (2) the removal of revenue from the reimbursement of certain expenses by the Blackstone Funds, which are presented gross under GAAP but netted against Management and Advisory Fees, Net in the Total Segment measures.
[2]	Represents the add back of Performance Revenues earned from consolidated Blackstone Funds which have been eliminated in consolidation.
[3]	Represents the (1) removal of amortization of transaction-related intangibles, (2) removal of certain expenses reimbursed by the Blackstone Funds, which are presented gross under GAAP but netted against Management and Advisory Fees, Net in the Total Segment measures, and (3) a reduction equal to an administrative fee collected on a quarterly basis from certain holders of Blackstone Holdings Partnership Units which is accounted for as a capital contribution under GAAP, but is reflected as a reduction of Other Operating Expenses in Blackstone’s segment presentation.
[4]	Represents (1) the add back of Principal Investment Income, including general partner income, earned from consolidated Blackstone Funds which have been eliminated in consolidation, and (2) the removal of amounts associated with the ownership of Blackstone consolidated operating partnerships held by non-controlling interests.
[5]	Represents the removal of Transaction-Related and Non-Recurring Items that are not recorded in the Total Segment measures.
[6]	Fee related performance compensation may include equity-based compensation based on fee related performance revenues.